Employment Agreements (Details Narrative) - USD ($)		1 Months Ended
	Jan. 15, 2026	Nov. 30, 2025
Subsequent Event [Line Items]
Restricted common stock awards, value		$ 150,000
Compensation		100,000
Aggregate of compensation amount		$ 150,000
Subsequent Event [Member] | Executive Officer [Member]
Subsequent Event [Line Items]
Restricted common stock awards, shares	850,000
Restricted common stock awards, value	$ 2,750,000